CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 5,077,752	$ 1,402,629
Cash and securities segregated under federal and other regulations	5,374,594	4,914,660
Receivables from brokers, dealers and clearing organizations	209,792	124,501
Receivables from users, net	5,423,643	3,354,142
Deposits with clearing organizations	272,204	225,514
Other current assets	1,542,902	851,138
Total current assets	17,900,887	10,872,584
Property, software and equipment, net	71,078	45,834
Restricted cash	17,273	7,364
Non-current assets	99,344	62,692
Total assets	18,088,582	10,988,474
Current liabilities:
Accounts payable and accrued expenses	292,851	104,649
Payables to users	7,768,181	5,897,242
Amounts of liabilities presented on the unaudited condensed consolidated balance sheets	2,642,900	1,921,118
Other current liabilities	1,536,344	893,036
Total current liabilities	12,240,276	8,816,045
Convertible notes	5,189,783	0
Other non-current liabilities	463,548	48,012
Total liabilities	17,893,607	8,864,057
Commitments and contingencies (Note 14)
Mezzanine equity
Redeemable convertible preferred stock	2,179,739	2,179,739
Stockholders’ deficit:
Common stock	1	1
Additional paid-in capital	151,281	134,307
Accumulated other comprehensive income	525	473
Accumulated deficit	(2,136,571)	(190,103)
Total stockholders’ deficit	(1,984,764)	(55,322)
Total liabilities, mezzanine equity and stockholders’ deficit	$ 18,088,582	$ 10,988,474